Mining Properties	12 Months Ended
Dec. 31, 2023
Mining Properties [Abstract]
Mining properties
10.	Mining properties

At December 31, 2023, in accordance with its material accounting policy for mineral properties, the Company reclassified its Rosita Extension mineral property to a producing mining property.

Significant judgment was used to determine the recoverable value in use of the Rosita Extension asset. Recoverability is dependent upon assumptions and judgments in pricing for future uranium sales, costs of production, and mineral reserves. Other assumptions used in the calculation of recoverable amounts are discount rates, future cash flows and profit margins. A 10% change in these assumptions could impact the potential impairment of this asset.

The mining property’s balance at December 31, 2023 and December 31, 2022 consists of:

	Rosita Extension $	Total $
Balance, December 31, 2021	-	-
Additions	-	-
Amortization	-	-
Balance, December 31, 2022	-	-
Additions	5,301,820	5,301,820
Amortization	-	-
Balance, December 31, 2023	5,301,820	5,301,820